EMPLOYEE BENEFITS - Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Employee benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 0
Cumulative actuarial losses, net of tax	$ 2,917,000	$ 2,797,000